Exhibit 99
Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	31

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966		57.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68%		February 15, 2017
Class A-2a Notes	$200,000,000.00	1.12%		December 15, 2018
Class A-2b Notes	$163,100,000.00	2.47163%	*	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.39%		July 15, 2020
Class A-4 Notes	$102,780,000.00	1.60%		June 15, 2021
Class B Notes	$31,580,000.00	1.94%		July 15, 2021
Class C Notes	$21,050,000.00	2.19%		July 15, 2022
Total	$1,052,610,000.00
		* One-month LIBOR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$767,039.76

Principal:
Principal Collections	$12,345,940.55
Prepayments in Full	$6,399,650.80
Liquidation Proceeds	$128,841.30
Recoveries	$107,718.10
Sub Total	$18,982,150.75
Collections	$19,749,190.51

Purchase Amounts:
Purchase Amounts Related to Principal	$81,275.08
Purchase Amounts Related to Interest	$398.31
Sub Total	$81,673.39

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,830,863.90

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	31
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$19,830,863.90
Servicing Fee	$282,667.23	$282,667.23	$0.00	$0.00	$19,548,196.67
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,548,196.67
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$19,548,196.67
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$19,548,196.67
Interest - Class A-3 Notes	$159,421.18	$159,421.18	$0.00	$0.00	$19,388,775.49
Interest - Class A-4 Notes	$137,040.00	$137,040.00	$0.00	$0.00	$19,251,735.49
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,251,735.49
Interest - Class B Notes	$51,054.33	$51,054.33	$0.00	$0.00	$19,200,681.16
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,200,681.16
Interest - Class C Notes	$38,416.25	$38,416.25	$0.00	$0.00	$19,162,264.91
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,162,264.91
Regular Principal Payment	$17,683,287.85	$17,683,287.85	$0.00	$0.00	$1,478,977.06
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,478,977.06
Residual Released to Depositor	$0.00	$1,478,977.06	$0.00	$0.00	$0.00
Total		$19,830,863.90

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$17,683,287.85
Total					$17,683,287.85

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$17,683,287.85	$57.94	$159,421.18	$0.52	$17,842,709.03	$58.46
Class A-4 Notes	$0.00	$0.00	$137,040.00	$1.33	$137,040.00	$1.33
Class B Notes	$0.00	$0.00	$51,054.33	$1.62	$51,054.33	$1.62
Class C Notes	$0.00	$0.00	$38,416.25	$1.83	$38,416.25	$1.83
Total	$17,683,287.85	$16.80	$385,931.76	$0.37	$18,069,219.61	$17.17

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	31

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$137,629,793.87	0.4509495	$119,946,506.02	0.3930095
Class A-4 Notes	$102,780,000.00	1.0000000	$102,780,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$293,039,793.87	0.2783935	$275,356,506.02	0.2615940

Pool Information
Weighted Average APR	2.674%	2.670%
Weighted Average Remaining Term	32.67	31.87
Number of Receivables Outstanding	24,681	24,013
Pool Balance	$339,200,672.42	$320,059,709.82
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$314,091,984.80	$296,408,696.95
Pool Factor	0.2964615	0.2797323

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,720,820.87
Targeted Credit Enhancement Amount	$5,720,820.87
Yield Supplement Overcollateralization Amount	$23,651,012.87
Targeted Overcollateralization Amount	$44,703,203.80
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$44,703,203.80

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,720,820.87
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,720,820.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	31
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		73	$185,254.87
(Recoveries)		115	$107,718.10
Net Loss for Current Collection Period			$77,536.77
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2743%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5131%
Second Prior Collection Period			0.3362%
Prior Collection Period			0.7618%
Current Collection Period			0.2823%
Four Month Average (Current and Prior Three Collection Periods)			0.4734%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,285	$9,085,624.89
(Cumulative Recoveries)			$1,425,335.08
Cumulative Net Loss for All Collection Periods			$7,660,289.81
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6695%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,976.20
Average Net Loss for Receivables that have experienced a Realized Loss			$3,352.42

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.60%	306	$5,119,493.33
61-90 Days Delinquent	0.22%	32	$695,593.72
91-120 Days Delinquent	0.04%	7	$121,899.82
Over 120 Days Delinquent	0.13%	23	$400,122.10
Total Delinquent Receivables	1.98%	368	$6,337,108.97

Repossession Inventory:
Repossessed in the Current Collection Period		22	$465,978.51
Total Repossessed Inventory		37	$733,374.96

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2919%
Prior Collection Period			0.2269%
Current Collection Period			0.2582%
Three Month Average			0.2590%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3804%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	31

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer